Trade Notes and Accounts Payable - Summary of Trade Notes and Accounts Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Trade And Other Current Payables [Abstract]
Trade notes and accounts payable	$ 19,396	$ 654	$ 18,810